Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of basic and diluted earnings per share [Abstract]
Profit for the period (USD ‘000)	$ 18,426	$ 14,507
Less: profit attributable to the Earnout Shares (note 19) (USD ‘000)	(1,135)	(902)
Less: profit attributable to the restricted shares awards (note 11) (USD ‘000)	(168)
Net profit available to common shareholders (USD ‘000)	$ 18,677	$ 13,605
Weighted average number of shares – basic and diluted (in Shares)	45,470,835	40,630,159
Basic and diluted earnings per share (USD) (in Dollars per share)	$ 0.38	$ 0.33	[1]

[1]	The consolidated financial statements for the six months ended 30 June 2020 have been restated as per note 2.